ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Income taxes payable	¥ 44,566	¥ 439,303
Consumption tax payable	17,466	110,731
Other deposits received	66,091	64,032
Accrued payroll expense	65,878	59,472
Warranty reserves	22,115	28,783
Short-term finance lease liabilities	¥ 26,633	¥ 28,464
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Accrued vacation	¥ 6,643	¥ 7,142
Other current liabilities	83,616	26,993
Accrued expenses and other current liabilities	¥ 333,008	¥ 764,920